SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Revenues, Short-Term, Long-Term Assets and Net-Income for Reportable Segment
	Argentina	Colombia	Mexico	United States of America	Other	Total
	$	$	$	$	$	$
December 31, 2021:
Current assets	534,112	6,043,886	428,915	128,887	418,618	7,554,418
Property and equipment	18,445	10,668,693	1,767,875	38,753	(697,807)	11,793,959
Other non-current assets	-	2,375,403	161,191	-	-	2,536,594
Total assets	552,557	19,087,982	2,357,981	167,640	(279,189)	21,886,971
Revenues:
Tower rental revenue	678,002	2,014,364	147,902	-	-	2,840,268
Service revenue	-	3,416,385	-	-	2,182,516	5,598,901
Sales of towers	2,238,087	-	10,370	-	-	2,248,457
Total revenues	2,916,089	5,430,749	158,272	-	2,182,516	10,687,626

Net income (loss)	(1,287,808)	1,083,294	(611,696)	14,443	(3,792,521)	(4,594,288)
	Argentina	Colombia	Mexico	United States of America	Other	Total
	$	$	$	$	$	$
December 31, 2020:
Current assets	679,144	448,193	465,316	1,938	96,650	1,691,241
Property and equipment	2,680,675	2,989,580	437,596	51,278	15,999	6,175,128
Other non-current assets	773,279	976,278	135,876	-	1,357,658	3,243,091
Total assets	4,133,098	4,414,051	1,038,788	53,216	1,470,307	11,109,460
Revenues:
Tower rental revenue	945,647	550,418	278,281	-	-	1,774,346
Service revenue	-	-	-	346,317	626,319	972,636
Sales revenue	1,244,773	14,439	5,119,888	-	-	6,379,100
Total revenues	2,190,420	564,857	5,398,169	346,317	626,319	9,126,082

Net income (loss)	(2,388,551)	328,258	1,078,190	1,261,084	(3,953,285)	(3,674,304)